Recurring Fair Value Measurements - Summary of Reconciliation of Changes in Fair Value (Detail) - Warrant - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning		$ 0
Public warrants transferred to level 1		(18,354,000)
Fair Value Ending	$ 8,760,319	13,160,000
Public Warrants And Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial value of public and private warrant liabilities at February 13, 2020		28,806,800
Private Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of public and private warrants		$ 2,707,200
GEM Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial value of public and private warrant liabilities at February 13, 2020	4,000,159
Private Placement Warrants And GEM Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of public and private warrants	$ (8,399,840)